First Trust Dividend Strength ETF Investment Strategy - First Trust Dividend Strength ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to maintain Index integrity. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in dividend-paying securities. The Fund may invest in common stocks, real estate investment trusts ("REITs") and small, mid and large cap companies. The Index is designed to track the performance of companies with strong market positions and high dividend yields. The Index screens companies for strong balance sheets, a high degree of liquidity and a record of high dividend yields. The Index’s initial selection universe is composed of all the securities comprising the Nasdaq US BenchmarkTM Index. The Nasdaq US BenchmarkTM Index is a float-adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. by Nasdaq. According to the Index Provider, to be eligible for inclusion in the Index, a security must meet the size and liquidity standards of the Index. The Index then screens duplicate (multiple share classes) securities. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. To be included in the Index, a security’s issuer must have: (i) a long-term debt to market cap ratio of less than 40%; (ii) positive shareholder equity; (iii) return on equity of greater than 10%; (iv) a 5-year compounded dividend growth rate greater than 5%; and (v) a payout ratio less than 50%. The Index Provider then ranks all eligible securities based on their dividend yield with a rank of 1 representing the highest value within each Industry, as determined by the Industry Classification Benchmark ("ICB"). The top 15 securities per industry are combined and ranked based on dividend yield with a rank of 1 representing the highest value. The 50 securities with the lowest rank (highest dividend yields) are selected for inclusion in the final portfolio and are then equally-weighted. In the case of ties in dividend yield ranks, the security with highest free float market capitalization is selected. The Index is rebalanced and reconstituted quarterly based on the Index's rules-based methodology, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of April 16, 2026, the Index was composed of 50 securities and the Fund had significant investments in energy companies, although this may change from time to time.The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of April 16, 2026, the Index was composed of 50 securities and the Fund had significant investments in energy companies, although this may change from time to time.